Commitments and Contingencies (Narrative) (Details) (Foreign Tax Authority) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Tax Year 2007 USD ($)	Dec. 31, 2012 Tax Year 2007 BRL	Dec. 31, 2012 Tax Years 2008-2012 USD ($)
Loss Contingencies [Line Items]
Potential tax assessment	$ 13.2	26.9	$ 44.5